Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year(1)	Summary Compensation Table Total for PEO HULLS, CHRISTOPHER(2)	Compensation Actually Paid to PEO HULLS, CHRISTOPHER(3)	Summary Compensation Table Total for PEO ANTONOFF, LAUREN(2)	Compensation Actually Paid to PEO ANTONOFF, LAUREN(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net income (loss)		Company- Selected Measure: Adjusted EBITDA(7)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2025	$8,726,932	$14,597,210	$12,250,841	$16,562,047	$2,075,215	$5,979,083	$1,000	$117	$150,832,000		$93,197,000
2024	$4,412,802	$10,964,671	$—	$—	$2,087,998	$7,874,951	$643	$92	($4,555,000)	45484000	$45,484,000
2023	$1,914,800	$3,532,043	$—	$—	$2,641,659	$3,498,046	$241	$93	($28,171,000)		$20,559,000
2022	$3,932,605	$503,566	$—	$—	$7,283,268	$4,937,726	$155	$85	($91,629,000)		($40,096,000)

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)Chris Hulls served as the Company’s Principal Executive Officer (our “PEO”) for the entirety of fiscal years 2022, 2023, 2024, and through August 2025. In August 2025, Lauren Antonoff was appointed Chief Executive Officer and became the Company's PEO for the remainder of fiscal year 2025. The Company’s other NEOs for the indicated fiscal years were as follows:
•2025: Russell Burke and Susan Stick
•2024: Russell Burke, Lauren Antonoff and Susan Stick
•2023: Russell Burke, Lauren Antonoff, Susan Stick and David Rice
•2022: Charles Prober and Kirsten Daru

Peer Group Issuers, Footnote			The TSR Peer Group is the Company’s 2025 compensation peer group, which consisted of the following companies: Amplitude, Braze, CarGurus, Coursera, Clear Secure, Couchbase, DoubleVerify Holdings, Doximity, Duolingo, Eventbrite, GoodRx Holdings, Grindr, Intapp, JFrog, Magnite, Nextdoor Holdings, Olo, PagerDuty, Sprout Social, and Yelp. Compared to the Company’s 2024 compensation peer group, the TSR Peer Group for 2025 removed Alarm.com Holdings, American Software, CS Disco, eGain, Everbridge, Globalstar, LiveVox Holdings, Matterport, Mitek Systems, MiX Telematics, ON24, Ooma, OptimizeRx, Soundthinking, TrueCar, and Veritone primarily due to being either significantly smaller on key metrics or having been acquired, and added Amplitude, Braze, CarGurus, Coursera, DoubleVerify Holdings, Doximity, Duolingo, GoodRx Holdings, Grindr, Intapp, JFrog, Magnite, Olo, Sprout Social, and Yelp based on their alignment with the peer selection criteria described in the section titled “Compensation Discussion and Analysis” of this Proxy Statement. The cumulative TSR for the Company’s 2025 compensation peer group was $85 for 2022, $93 for 2023, $92 for 2024, and $117 for 2025. The calculations assume that $100 was invested in this peer group index on June 27, 2022 (aligned with the period used in footnote #5 above). The cumulative TSR for the Company's 2024 compensation peer group was $85 for 2022, $93 for 2023, and $92 for 2024.
PEO Total Compensation Amount				$ 4,412,802	$ 1,914,800	$ 3,932,605
PEO Actually Paid Compensation Amount				10,964,671	3,532,043	503,566
Adjustment To PEO Compensation, Footnote
(3)Amounts reported in these columns represent the amount of CAP to our PEOs for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below:

	2022	2023	2024	2025
				PEO - Hulls, Christopher	PEO - Antonoff, Lauren
Summary Compensation Table - Total Compensation	$3,932,605	$1,914,800	$4,412,802	$8,726,932	$12,250,841
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$2,876,205	$—	$2,999,952	$(7,646,617)	$(11,330,990)
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$1,583,255	$—	$4,714,993	$8,155,481	$9,258,536
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	($1,399,960)	$1,014,097	$2,518,540	$1,730,490	$2,199,964
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$450,974	$—	$329,862	$645,980	$800,722
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,187,102)	$603,146	$1,988,426	$2,984,945	$3,382,974
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0	$0
Compensation Actually Paid	$503,566	$3,532,043	$10,964,671	$14,597,210	$16,562,047
			Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount			$ 2,075,215	2,087,998	2,641,659	7,283,268
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,979,083	7,874,951	3,498,046	4,937,726
Adjustment to Non-PEO NEO Compensation Footnote
(4)Amounts reported in this column represent the amount of CAP to our non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	2022	2023	2024	2025
Summary Compensation Table—Total Compensation	$7,283,268	$2,641,659	$2,087,998	$2,075,215
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$6,783,285	$2,127,131	$1,298,273	$(1,485,836)
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,428,067	$2,217,169	$2,028,395	$2,249,716
Change in Fair Value Of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$0	$257,647	$2,771,326	$1,089,492
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$9,676	$186,029	$378,137	$450,296
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$322,673	$1,907,368	$1,600,200
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$4,937,726	$3,498,046	$7,874,951	$5,979,083
			Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table			Adjusted EBITDA •Revenue •Relative Total Shareholder Return
Total Shareholder Return Amount			$ 1,000	643	241	155
Peer Group Total Shareholder Return Amount			117	92	93	85
Net Income (Loss)			$ 150,832,000	$ (4,555,000)	$ (28,171,000)	$ (91,629,000)
Company Selected Measure Amount			93,197,000	45,484,000	20,559,000	(40,096,000)
PEO Name	Lauren Antonoff	Chris Hulls		Chris Hulls	Chris Hulls	Chris Hulls
Additional 402(v) Disclosure			Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEOs and (ii) the average of the total compensation reported in the Summary Compensation Table for the non-PEO NEOs in the indicated year for such years. Refer to “Executive Compensation—Summary Compensation Table.” Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our Common Stock on June 27, 2022, the effective date of our Registration Statement on Form 10 filed with the SEC, using the closing stock price of a share of the Company’s Common Stock (traded as three CDIs on the ASX), calculated by multiplying the closing CDI price on that date, by 3 (to account for the 1:3 ratio of Common Stock to CDIs) and using an exchange rate of 0.6942 to convert Australian dollars to U.S. dollars on that date. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA is a non-GAAP financial metric that the Company defines as Net income (loss), excluding (i) convertible notes and derivative liability fair value adjustments, (ii) gains and losses on the settlement of convertible notes and derivative liabilities, (iii) gain (loss) on change in fair value of investments, (iv) benefit from income taxes, (v) depreciation and amortization, (vi) interest income, (vii) other expense, net, (viii) acquisition and investment related transaction costs, (ix) stock-based compensation, (x) warehouse relocation costs, (xi) IPO-related transaction costs, including secondary offering costs, and (xii) workplace restructuring costs.
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Hulls, Christopher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,726,932	$ 4,412,802	$ 1,914,800	$ 3,932,605
PEO Actually Paid Compensation Amount			14,597,210	10,964,671	3,532,043	503,566
Antonoff, Lauren [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			12,250,841	0	0	0
PEO Actually Paid Compensation Amount			16,562,047	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,999,952)	0	(2,876,205)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,714,993	0	1,583,255
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,518,540	1,014,097	(1,399,960)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				329,862	0	450,974
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,988,426	603,146	(1,187,102)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Hulls, Christopher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,646,617)
PEO | Hulls, Christopher [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,155,481
PEO | Hulls, Christopher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,730,490
PEO | Hulls, Christopher [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			645,980
PEO | Hulls, Christopher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,984,945
PEO | Hulls, Christopher [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Antonoff, Lauren [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,330,990)
PEO | Antonoff, Lauren [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,258,536
PEO | Antonoff, Lauren [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,199,964
PEO | Antonoff, Lauren [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			800,722
PEO | Antonoff, Lauren [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,382,974
PEO | Antonoff, Lauren [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,485,836)	(1,298,273)	(2,127,131)	(6,783,285)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,249,716	2,028,395	2,217,169	4,428,067
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,089,492	2,771,326	257,647	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			450,296	378,137	186,029	9,676
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,600,200	1,907,368	322,673	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0